Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Cost-method Investments [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ 1		$ 0		$ (13)		$ (46)
Loss reclassified from accumulated other comprehensive income to earnings	16		290		(29)	[1]
Losses from freestanding derivative	1		3		2
Cash posted as collateral for derivatives in a liability position	2
Subsidiary Issuers
Schedule of Cost-method Investments [Line Items]
Loss reclassified from accumulated other comprehensive income to earnings	89		341		23
Interest Rate Swap
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	850		0
Interest Rate Caps [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	8,924	[2]	0	[2]
Interest Rate Caps [Member] | Interest Rate Caps Sold
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	7,100		4,100
Interest Rate Caps [Member] | Interest Rate Caps Purchased
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	1,800		1,700
Interest Rate Caps [Member] | Interest Rate Caps Purchased | Subsidiary Issuers
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	5,200		2,400
Currency Swap [Member]
Schedule of Cost-method Investments [Line Items]
Derivative, Notional Amount	746		0
Currency Exchange Forward
Schedule of Cost-method Investments [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	11
Derivative, Notional Amount	268		0
Interest Rate Risk
Schedule of Cost-method Investments [Line Items]
Unrealized gains on cash flow hedging instruments	1		13		33
Interest Rate Risk | Interest Rate Swap
Schedule of Cost-method Investments [Line Items]
Unrealized gain (loss) on cash flow hedging instruments	1
Interest Rate Risk | Interest Rate Caps [Member]
Schedule of Cost-method Investments [Line Items]
Unrealized gain (loss) on cash flow hedging instruments			12		32
Commodity Risk
Schedule of Cost-method Investments [Line Items]
Gains (losses) from freestanding derivative	$ (1)		$ (3)		$ 1

[1]	As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.
[2]	Represents $7.1 billion of interest rate caps sold, partially offset by approximately $1.8 billion of interest rate caps purchased at December 31, 2013 and $4.1 billion of interest rate caps sold, partially offset by approximately $1.7 billion of interest rate caps purchased at December 31, 2012. These amounts exclude $5.2 billion and $2.4 billion of interest rate caps purchased by the Company’s Avis Budget Rental Car Funding subsidiary at December 31, 2013 and 2012, respectively.